STOCKHOLDERS' (DEFICIT) EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Equity [Abstract]
SHAREHOLDERS' (DEFICIT) EQUITY

NOTE 6 – STOCKHOLDERS’ DEFICIT

Common Stock

As of September 30, 2015 and December 31, 2014, the Company was authorized to issue 500,000,000 and 400,000,000 shares of common stock with a par value of $0.001 per share (“Common Stock”), respectively. As of September 30, 2015 and December 31, 2014, the Company had 41,543,655 shares of its Common Stock issued and outstanding. The Company has reserved shares of Common Stock, on an as-if-converted basis, as follows:

	September 30, 2015	December 31, 2014

Exercise of options issued and outstanding to purchase common stock	3,225,000	6,725,000
Issuance of common shares available under the 2010 Equity Compensation Plan	25,771,980	22,271,980
Exercise of warrants issued and outstanding to purchase common stock	31,725,180	45,473,780
Conversion of series A convertible preferred stock issued and outstanding into common stock	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock	7,600,000	6,000,000
Conversion of series B convertible preferred stock issued and outstanding into common stock	99,450,380	76,187,560

Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock	23,400,000	23,400,000

Total common stock reserved for issuance	216,707,540	205,593,320

The above table includes Common Stock reserved for non exercisable stock options and Common Stock reserved for the issuance of stock options in the future under the Company’s 2010 Equity Compensation Plan.

Series A Convertible Preferred Stock

As of September 30, 2015 and December 31, 2014, the Company was authorized to issue 3,437,500 shares of Series A Convertible Preferred Stock with a par value of $0.001 per share (“Series A Preferred Stock”). As of September 30, 2015 and December 31, 2014, the Company had 1,276,750 shares of its Series A Preferred Stock issued and outstanding. As of September 30, 2015 and December 31, 2014, the Company has reserved 380,000 and 300,000 shares of Series A Preferred Stock, respectively, for the exercise of warrants issued and outstanding to purchase its Series A Preferred Stock.

The Series A Preferred Stock is entitled to vote as a single class with the holders of the Company’s Common Stock and preferred stock, with each share of Series A Preferred Stock having the right to 20 votes. Upon the liquidation, sale or merger of the Company, each share of Series A Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to 2.5 times the Series A Preferred Stock original issue price or $12,767,500, subject to certain customary adjustments, or (B) the amount such share of Series A Preferred Stock would receive if it participated pari passu with the holders of Common Stock on an as-converted basis. The liquidation preference is calculated by taking the product of the issued and outstanding shares of Series A Preferred stock times $10.00. Each share of Series A Preferred Stock becomes convertible into 20 shares of Common Stock, subject to adjustment and at the option of the holder of the Series A Preferred Stock. For so long as any shares of Series A Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series A Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series A Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series A Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series A Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series A Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series A Preferred Stock with an amount per share equal to 2.5 times the Series A Preferred Stock original issue price or $12,767,500 in aggregate for all issued and outstanding Series A Preferred Stock.

Series B Convertible Preferred Stock

As of September 30, 2015 and December 31, 2014, the Company was authorized to issue 11,000,000 and 5,000,000 shares of Series B Convertible Preferred Stock with a par value of $0.001 per share (“Series B Preferred Stock”), respectively. As of September 30, 2015 and December 31, 2014, the Company had 4,972,519 and 3,809,378 of its Series B Preferred Stock issued and outstanding, respectively. As of September 30, 2015 and December 31, 2014, the Company has reserved 1,170,000 shares of Series B Preferred Stock for the exercise of warrants issued and outstanding to purchase its Series B Preferred Stock.

The Series B Preferred Stock is entitled to vote as a single class with the holders of the Company’s Common Stock and preferred stock, with each share of Series B Preferred Stock having the right to 20 votes. As of September 30, 2015 and December 31, 2014, upon the liquidation, sale or merger of the Company, each share of Series B Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to the Series B Preferred Stock original issue price or $14,917,557 and $11,428,134, respectively, subject to certain customary adjustments, or (B) the amount such share of Series B Preferred Stock would receive if it participated pari passu with the holders of Common Stock and preferred stock on an as-converted basis. The liquidation preference is calculated by taking the product of the issued and outstanding shares of Series B Preferred stock times $3.00. Each share of Series B Preferred Stock becomes convertible into 20 shares of Common Stock, subject to adjustment and at the option of the holder of the Series B Preferred Stock. For so long as any shares of Series B Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series B Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series B Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series B Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series B Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series B Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series B Preferred Stock with an amount per share equal the Series B Preferred Stock original issue price or $14,917,557 in aggregate for all issued and outstanding Series B Preferred Stock.

On September 18, 2015, pursuant to the Purchase Agreement, the Company agreed to sell to the investors 1,163,141 Units in the Private Placement at a per Unit purchase price equal to $3.00. Each Unit sold in the Private Placement consisted of one share of Series B Preferred Stock and a warrant to purchase ten shares of Common Stock at an initial exercise price of $0.15 per share, subject to adjustment. See Note 5 – Transactions and Loans from Related Parties. In addition, pursuant to the Purchase Agreement, the Company may sell up to an additional 1,000,000 Units to Independence Blue Cross within 90 days following the Closing on substantially the same terms and conditions described above and as set forth in the Purchase Agreement.

The Company agreed, pursuant to the terms of the Purchase Agreement, that for a period of 90 days after the effective date of the Purchase Agreement, the Company would not, subject to certain exceptions, offer, sell, grant any option to purchase, or otherwise dispose of any equity securities or equity equivalent securities, including without limitation, any debt, preferred stock, rights, options, warrants or other instrument that is at any time convertible into or exchangeable for, or otherwise entitles the holder thereof to receive, capital stock and other securities of the Company.

The Company allocated $364,928 of the $3,489,423 proceeds received as a result of the Private Placement, which represent the fair value of the Warrant Shares, to additional paid in capital using a Black-Scholes option pricing model with the following assumptions: expected volatility of 422%, a risk-free interest rate of 0.10%, an expected term of 2.1 years and 0% dividend yield. The remaining $3,124,495 of the proceeds received was allocated to the Series B Preferred Stock.

Stock Options

During the nine months ended September 30, 2015, 3,700,000 options, which were previously granted to current and former employees of the Company, expired in accordance with the terms of such stock options.

On March 27, 2015, the Company granted to an executive of the Company an option to purchase a total of 200,000 shares of the Company’s Common Stock, which vests as follows: 66,666 shares of Common Stock on March 27, 2016 and 66,667 shares of Common Stock on March 27 of each year from 2017 through 2018. This option has a five year term and an exercise price of $0.10 per share, which exceeded the $0.067 closing price of one share of the Company’s Common Stock as quoted on the OTCBB on March 27, 2015. The fair value of the option granted was estimated on the date of the grant to be $14,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 792%, risk-free interest rate: 0.12%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to this option in salaries, commission and related taxes of $2,398 in the nine months ended September 30, 2015.

As of September 30, 2015, there were 30,000,000 shares of our Common Stock authorized to be issued under the Company’s 2010 Equity Compensation Plan, of which 25,771,980 shares of our Common Stock remain available for future stock option grants.

The Company recorded compensation expense pertaining to employee stock options and warrants in salaries, commission and related taxes of $433,473 for the nine months ended September 30, 2015, which included $116,600 of expense pertaining to stock options, $126,382 of expense pertaining to warrants to purchase Series A Preferred Stock and $190,491 of expense pertaining to an amended and restated warrant to purchase Series A Preferred Stock. See Note 6 – Stockholders Deficit – Series A Preferred Stock warrants. The Company recorded compensation expense pertaining to employee stock options and warrants in salaries, commission and related taxes of $1,752,550 for the nine months ended September 30, 2014, which included $58,150 of expense pertaining to stock options and $1,694,400 of expense pertaining to warrants to purchase Series B Preferred Stock.

The value of equity compensation expense not yet expensed pertaining to unvested equity compensation for both options to purchase common stock and Series A Preferred Stock was $157,521 as of September 30, 2015, which will be recognized over a weighted average 3.0 years in the future.

A summary of the Company's outstanding stock options as of and for the nine months ended September 30, 2015 are as follows:

	Number	Weighted		Weighted
	Of Shares	Average	Weighted	Average	Aggregate
	Underlying	Exercise	Average	Remaining	Intrinsic
	Options	Price	Fair Value	Contractual Life	Value (1)
				(in years)
Outstanding at December 31, 2014	6,725,000	$0.46	$0.30	1.66	$-

For the period ended September 30, 2015
Granted	200,000	0.10	0.07
Exercised	-	-	-
Expired	(3,700,000)	0.10	0.10

Outstanding at September 30, 2015	3,225,000	$0.84	$0.51	3.06	$-

Outstanding and exercisable at September 30, 2015	1,525,000	$1.63	$1.08	1.52	$-

(1) The aggregate intrinsic value is based on the $0.035 closing price as of September 30, 2015 for the Company’s Common Stock.

The following information applies to options outstanding at September 30, 2015:

Options Outstanding				Options Exercisable
Exercise Price	Number of Shares Underlying Options	Weighted Average Remaining Contractual Life	Exercise Price	Number Exercisable	Exercise Price

0.100	2,000,000	4.4	0.100	300,000	0.100
1.000	750,000	0.6	1.000	750,000	1.000
3.500	75,000	1.0	3.500	75,000	3.500
$3.600	400,000	1.1	$3.600	400,000	$3.600
	3,225,000			1,525,000

Common Stock Warrants

The 2015 Warrants provide that the holders thereof shall have the right at any time prior to the earlier of (i) ten business days’ after the Company has properly provided written notice to all such holders of a call event (as defined below) and (ii) November 20, 2017, to acquire up to a total of 11,631,180 shares of Common Stock of the Company upon the payment of $0.15 per Share (the “Exercise Price”). The Company also has the right, at any point after which the volume weighted average trading price per share of the Series B Preferred Stock for a minimum of 20 consecutive trading days is equal to at least eight times the Exercise Price per share, provided that certain other conditions have been satisfied (a “Call Event”), to call the outstanding 2015 Warrants, in which case such 2015 Warrants will expire if not exercised within ten business days thereafter. The Company determined the 2015 Warrants qualify for a scope exception under ASC 815 as they were determined to be indexed to the Company’s stock.

A summary of the status of the Company's outstanding stock warrants as of and for the nine months ended September 30, 2015 are as follows:

		Weighted
	Common	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	45,473,780	$0.15

For the period ended September 30, 2015
Granted	11,631,410	-
Exercised	-	-
Expired	(25,380,010)	0.15
Outstanding and exercisable at September 30, 2015	31,725,180	$0.10

Outstanding warrants at September 30, 2015 have an average weighted average remaining contractual life of 1.5 years.

The following information applies to warrants outstanding at September 30, 2015:

Warrant Issue Date	Warrant Exercise Price	Warrant Expiration Date	Weighted Average Remaining Life	Anti-dilution Provision Expiration Date	Outstanding Common Stock Warrants

11/29/2010	$0.15	11/29/2015	0.2	expired	2,000,000
12/22/2010	0.15	12/22/2015	0.2	expired	7,973,780
11/20/2012	0.15	11/20/2017	2.1	expired	4,999,990
3/14/2013	0.15	3/14/2018	2.5	expired	120,000
9/12/2013	0.15	11/20/2017	2.1	expired	5,000,000
9/18/2015	$0.15	11/20/2017	2.1	n/a	11,631,410

					31,725,180

Series A Preferred Stock warrants

On March 27, 2015, the Company granted to two executives of the Company warrants to purchase a total of 160,000 shares of the Company’s Series A Preferred Stock, which in total vests as follows: 40,000 shares of Series A Preferred Stock on March 27 of each year from 2016 through 2019. These warrants each have a five year term and an exercise price of $4.00 per share. The fair value of these warrants granted were estimated on the date of the grant to be $224,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 768%, risk-free interest rate: 0.12%, expected life in years: 5 based on the contract life of the warrant grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to these warrants in salaries, commission and related taxes of $126,382 in the nine months ended September 30, 2015.

During the nine months ended September 30, 2015, warrants to purchase a total of 80,000 shares of the Company’s Series A Preferred Stock, which were granted to a former executive of the Company, expired in accordance with the terms of such warrants.

On March 27, 2015, the Company amended and restated a warrant to purchase a total of 150,000 shares of the Company’s Series A Preferred Stock originally granted to Mr. Robert J. Oakes on August 18, 2010. The original warrant had an expiration date of August 18, 2015, whereas the amended and restated warrant has an expiration date of September 14, 2016. The warrant is fully exercisable and has an exercise price of $4.00 per share. The fair value of the amendment to the warrant was estimated on the date of the amendment to be $190,491 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 375%, risk-free interest rate: 0.12%, expected life in years: 1.5 based on the contract life of the warrant grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to this warrant in salaries, commission and related taxes of $190,491 in the nine months ended September 30, 2015.

Outstanding preferred stock warrants to purchase the Company’s Series A Preferred Stock at September 30, 2015 have a remaining contractual life of 1.3 years. A summary of the status of the Company's outstanding Series A Preferred Stock warrants as of and for the nine months ended September 30, 2015 are as follows:

		Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	300,000	$4.00

For the period ended September 30, 2015
Granted	160,000	4.00
Exercised	-	-
Expired	(80,000)	-
Outstanding and exercisable at September 30, 2015	380,000	$4.00

Series B Preferred Stock Warrants

Outstanding preferred stock warrants to purchase the Company’s Series A Preferred Stock at September 30, 2015 have a remaining contractual life of 3.6 years. A summary of the status of the Company's outstanding Series B Preferred Stock warrants as of and for the nine months ended September 30, 2015 are as follows:

Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2014	1,170,000	$3.00

For the period ended September 30, 2015
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at September 30, 2015	1,170,000	$3.00

Registration and Participation Rights

In connection with the Purchase Agreement, which is described in Note 5 – Transactions and Loans from Related Parties, the Company and the Investors also entered into a registration rights agreement (the “Registration Rights Agreement”). Under the terms of the Registration Rights Agreement, the Company agreed to prepare and file with the SEC, within 30 days following the receipt of a demand notice of a holder of Registrable Securities, a registration statement on Form S-1 (the “Registration Statement”) covering the resale of the shares and the Warrant Shares (collectively, the “Registrable Securities”). Subject to limited exceptions, the Company also agreed to use its reasonable best efforts to cause the Registration Statement to be declared effective under the Securities Act of 1933, as amended (the “Securities Act”), as soon as practicable but, in any event, no later than 60 days following the date of the filing of the Registration Statement (or 120 days following the date of the filing of the Registration Statement in the event the Registration Statement is subject to review by the SEC), and agreed to use its reasonable best efforts to keep the Registration Statement effective under the Securities Act until the date that all of the Registrable Securities covered by the Registration Statement have been sold or may be sold without volume restrictions pursuant to Rule 144(b)(i) promulgated under the Securities Act. In addition, if the Company proposes to register any of its securities under the Securities Act in connection with the offering of such securities for cash, the Company shall, at such time, promptly give each holder of Registrable Securities notice of such intent, and such holders shall have the option to register their Registrable Securities on such additional registration statement. The Registration Rights Agreement also provides for payment of partial damages to the Investor under certain circumstances relating to failure to file or obtain or maintain effectiveness of the Registration Statement, subject to adjustment.

As of September 30, 2015, the Company has not received a demand notice in connection with any of the Company’s various registration rights agreements.

NOTE 6 – SHAREHOLDERS’ (DEFICIT) EQUITY

Common Stock

As of December 31, 2014 and 2013, the Company was authorized to issue 400,000,000 and 300,000,000 shares of common stock, respectively, with a par value of $0.001 per share (“Common Stock”). As of December 31, 2014 and 2013, the Company had 41,543,655 shares of its Common Stock issued and outstanding. The Company has reserved shares of Common Stock, on an as-if-converted basis, as follows:

	December 31, 2014	December 31, 2013

Exercise of options issued and outstanding to purchase common stock	6,725,000	5,900,000
Issuance of common shares available under the 2010 Equity Compensation Plan	22,271,980	23,096,980
Exercise of warrants issued and outstanding to purchase common stock	45,473,780	72,140,447
Conversion of series A convertible preferred stock issued and outstanding into common stock	25,535,000	25,535,000
Exercise of warrants to purchase series A convertible preferred stock issued and outstanding and converted into common stock	6,000,000	6,000,000
Conversion of series B convertible preferred stock issued and outstanding into common stock	76,187,560	76,187,560
Exercise of warrants to purchase series B convertible preferred stock issued and outstanding and converted into common stock	23,400,000	0

Total common stock reserved for issuance	205,593,320	208,859,987
The above table includes common stock reserved for non exercisable stock options and common stock reserved for the issuance of stock options in the future under the Company’s 2010 Equity Compensation Plan.

Series A Convertible Preferred Stock

As of December 31, 2014 and 2013, the Company was authorized to issue 3,437,500 shares of Series A Convertible Preferred Stock with a par value of $0.001 per share (“Series A Preferred Stock”). As of December 31, 2014 and 2013, the Company had 1,276,750 shares of its Series A Preferred Stock issued and outstanding. As of December 31, 2014 and 2013, the Company has reserved 300,000 shares of Series A Preferred Stock for the exercise of warrants issued and outstanding to purchase its Series A Preferred Stock.

The Series A Preferred Stock is entitled to vote as a single class with the holders of the Company’s common stock, with each share of Series A Preferred Stock having the right to 20 votes. Upon the liquidation, sale or merger of the Company, each share of Series A Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to 2.5 times the Series A Preferred Stock original issue price or $12,767,500, subject to certain customary adjustments, or (B) the amount such share of Series A Preferred Stock would receive if it participated pari passu with the holders of common stock on an as-converted basis. Each share of Series A Preferred Stock becomes convertible into 20 shares of common stock, subject to adjustment and at the option of the holder of the Series A Preferred Stock, immediately after shareholder approval of the Charter Amendment (as defined below). For so long as any shares of Series A Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series A Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series A Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series A Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series A Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series A Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series A Preferred Stock with an amount per share equal to 2.5 times the Series A Preferred Stock original issue price or $12,767,500 in aggregate for all issued and outstanding Series A Preferred Stock.

Series B Convertible Preferred Stock

As of December 31, 2014 and 2013, the Company was authorized to issue 5,000,000 shares of Series B Convertible Preferred Stock with a par value of $0.001 per share (“Series B Preferred Stock”). As of December 31, 2014 and 2013, the Company had 3,809,378 of its Series B Preferred Stock issued and outstanding.

The Series B Preferred Stock is entitled to vote as a single class with the holders of the Company’s common and preferred stock, with each share of Series B Preferred Stock having the right to 20 votes. Upon the liquidation, sale or merger of the Company, each share of Preferred Stock is entitled to receive an amount equal to the greater of (A) a liquidation preference equal to the Series B Preferred Stock original issue price or $11,428,134 as of December 31, 2014 and 2013, subject to certain customary adjustments, or (B) the amount such share of Series B Preferred Stock would receive if it participated pari passu with the holders of common and preferred stock on an as-converted basis. Each share of Series B Preferred Stock becomes convertible into 20 shares of common stock, subject to adjustment and at the option of the holder of the Series B Preferred Stock. For so long as any shares of Series B Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the Series B Preferred Stock is required to approve (Y) any amendment to the Company’s certificate of incorporation or bylaws that would adversely alter the voting powers, preferences or special rights of the Series B Preferred Stock or (Z) any amendment to the Company’s certificate of incorporation to create any shares of capital stock that rank senior to the Series B Preferred Stock. In addition to the voting rights described above, for so long as 1,000,000 shares of Series B Preferred Stock are outstanding, the vote or consent of the holders of at least two-thirds of the shares of Series B Preferred Stock is required to effect or validate any merger, sale of substantially all of the assets of the Company or other fundamental transaction, unless such transaction, when consummated, will provide the holders of Series B Preferred Stock with an amount per share equal the Series B Preferred Stock original issue price in aggregate for all issued and outstanding Series B Preferred Stock.

2013

On February 8, 2013, the Company filed a registration statement for a rights offering on Form S-1, which the Securities and Exchange Commission (the “Commission”) declared effective on February 12, 2013, to distribute to stockholders at no charge, one non-transferable subscription right for each 12,756 shares of our Common Stock and 638 shares of our preferred stock owned as of January 31, 2013, the record date, either as a holder of record or, in the case of shares held of record by brokers, dealers, custodian banks, or other nominees on stockholders’ behalf, as a beneficial owner of such shares. If the rights offering was fully subscribed the gross proceeds from the rights offering would have been $2.5 million. This rights offering was designed to give all of the holders of the Company’s capital stock the opportunity to participate in an equity investment in the Company on the same economic terms as the Company’s 2012 private placement.

The basic subscription right entitled the holder to purchase one unit (“Subscription Unit”) at a subscription price of $240 per unit. A Subscription Unit consisted of 80 shares of the Company’s Series B Preferred Stock and a five-year warrant to purchase 800 shares of the Company’s Common Stock at an exercise price of $0.15 per share. In the event that a holder of a Subscription Unit purchased all of the basic Subscription Units available to the holder then pursuant to their basic subscription right, the holder had the option to choose to subscribe for a portion of any Subscription Units that were not purchased by all other holders of Subscription Units through the exercise of their basic subscription rights.

Effective with the expiration of the subscription rights, which occurred on March 14, 2013, holders of subscription rights exercised in aggregate 100 basic subscription rights and 50 over subscription rights for a total 150 Subscription Units. The Company received $36,000 in gross proceeds as a result of the exercise of Subscription Units. As a result of the exercise of 150 Subscription Units the Company issued effective on March 14, 2013 an aggregate of 12,000 shares of Series B Preferred Stock and five-year warrants to purchase in aggregate 120,000 shares of Common Stock at an exercise price of $0.15 per share. Effective with the expiration of the subscription rights all unexercised subscription rights expired.

The warrants issued on March 14, 2013 include full ratchet anti-dilution adjustment provisions for issuances of securities below $0.15 per share of Common Stock during the first two years following the date of issuance of these warrants, subject to customary exceptions. As a result the Company determined that these warrants did not qualify for a scope exception under ASC 815 as they were determined to not be indexed to the Company’s stock.

The Company allocated $7,200 of the $36,000 gross proceeds received as a result of the rights offering to the warrant liability using a Black-Scholes option pricing model with the following assumptions: expected volatility of 711%, a risk-free interest rate of 0.10%, an expected term of 5 years and 0% dividend yield. See “Common Stock Warrants” below and Note 9 – Fair Value Measurements - Warrant Liability. The legal costs incurred as a result of the rights offering exceeded the gross proceeds. During the year ended December 31, 2013 the Company incurred $61,258 in legal costs in connection with the rights offering of which $32,458 was recorded as professional services expense and $28,800 was recorded to Series B Preferred Stock.

On September 12, 2013, the Company entered into and completed the 2013 Private Placement with Independence Blue Cross, a Pennsylvania hospital plan corporation, for an aggregate of 500,000 shares of Series B Preferred Stock, and the September 2013 Warrants, pursuant to the terms of a securities purchase agreement (the “2013 Purchase Agreement”).

Pursuant to the 2013 Purchase Agreement, the Company agreed to sell to the investor 500,000 investment units (each, a “2013 Unit”) in the 2013 Private Placement at a per 2013 Unit purchase price equal to $3.00. Each 2013 Unit sold in the 2013 Private Placement consisted of one share of Series B Preferred Stock and a September 2013 Warrant to purchase ten shares of Common Stock at an initial exercise price of $0.15 per share, subject to adjustment.

The closing of the 2013 Private Placement was subject to customary closing conditions. The gross proceeds from the closing of the 2013 Private Placement were $1,500,000. The Company incurred $7,893 in legal costs in connection with the 2013 Private Placement, which was recorded to Series B Preferred Stock.

In connection with the signing of the 2013 Purchase Agreement, the Company and the investor also entered into a registration rights agreement (the “2013 Registration Rights Agreement”). Under the terms of the 2013 Registration Rights Agreement, the Company agreed to prepare and file with the SEC, within 30 days following the receipt of a demand notice of a holder of Registrable Securities, a registration statement on Form S-1 (the “Registration Statement”) covering the resale of the shares of Series B Preferred Stock and the shares of Common Stock underlying the September 2013 Warrants issued in the 2013 Private Placement (collectively, the “Registrable Securities”). Subject to limited exceptions, the Company also agreed to use its reasonable best efforts to cause the Registration Statement to be declared effective under the Securities Act of 1933, as amended (the “Securities Act”), as soon as practicable but, in any event, no later than 60 days following the date of the filing of the Registration Statement (or 120 days following the date of the filing of the Registration Statement in the event the Registration Statement is subject to review by the SEC), and agreed to use its reasonable best efforts to keep the Registration Statement effective under the Securities Act until the date that all of the Registrable Securities covered by the Registration Statement have been sold or may be sold without volume restrictions pursuant to Rule 144(b)(i) promulgated under the Securities Act. In addition, if the Company proposes to register any of its securities under the Securities Act in connection with the offering of such securities for cash, the Company shall, at such time, promptly give each holder of Registrable Securities notice of such intent, and such holders shall have the option to register their Registrable Securities on such additional registration statement.

The 2013 Registration Rights Agreement also provides for payment of partial damages to the investor under certain circumstances relating to failure to file or obtain or maintain effectiveness of the Registration Statement, subject to adjustment.

The 2013 Purchase Agreement also provides for a customary participation right for the investor, subject to certain exceptions and limitations, which grants the Investor the right to participate in any future capital raising financings of the Company occurring prior to November 20, 2014. The investor may participate in such financings at a level based on the investor’s ownership percentage of the Company on a fully-diluted basis prior to such financing.

The Company allocated $400,000 of the $1,500,000 gross proceeds received as a result of the 2013 Private Placement to the warrant liability using a Black-Scholes option pricing model with the following assumptions: expected volatility of 703%, a risk-free interest rate of 0.10%, an expected term of 5 years and 0% dividend yield. See “Common Stock Warrants” below and Note 12 – Fair Value Measurements - Warrant Liability.

Stock Options

2013

During 2013, options to purchase 680,000 shares of the Company’s Common Stock, which were previously granted to former employees of the Company, expired in accordance with the terms of such options.

On March 20, 2013, the Company granted to an executive of the Company an option to purchase a total of 150,000 shares of the Company’s Common Stock, which vests as follows: 37,500 shares of Common Stock on March 20 of each year from 2014 through 2017. This option has a five year term and an exercise price of $0.10, which is equal to the closing price of one share of the Company’s Common Stock as quoted on the OTCBB on March 20, 2013. The fair value of the option granted was estimated on the date of the grant to be $15,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 713%, risk-free interest rate: 0.07%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to this option in salaries, commission and related taxes of $3,260 in the year ended December 31, 2013.

On April 1, 2013, the Company granted to an executive of the Company an option to purchase a total of 250,000 shares of the Company’s Common Stock, which vests as follows: 62,500 shares of Common Stock on April 1 of each year from 2014 through 2017. This option has a five year term and an exercise price of $0.10, which is equal to the closing price of one share of the Company’s Common Stock as quoted on the OTCBB on April 1, 2013. The fair value of the option granted was estimated on the date of the grant to be $25,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 714%, risk-free interest rate: 0.07%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%. The Company recorded compensation expense pertaining to this option in salaries, commission and related taxes of $4,689 in the year ended December 31, 2013.

2014

During 2014, options to purchase 2,775,000 shares of the Company’s Common Stock, which were previously granted to current and former employees of the Company, expired in accordance with the terms of such options.

On August 19, 2014, the Company granted to an executive of the Company an option to purchase a total of 1,800,000 shares of the Company’s Common Stock, which vests as follows: 300,000 shares of Common Stock on August 19, 2014, 300,000 shares of Common Stock on August 19, 2015, 600,000 shares of Common Stock on August 19, 2016, and 600,000 shares of Common Stock on August 19, 2017. This option has a five year term and an exercise price of $0.10 per share, which exceeded the closing price of one share of the Company’s Common Stock as quoted on the OTCBB on August 19, 2014. The fair value of the option granted was estimated on the date of the grant to be $75,600 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 753%, risk-free interest rate: 0.05%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%.

On November 14, 2014, the Company granted to an executive of the Company an option to purchase a total of 1,800,000 shares of the Company’s Common Stock, which vests as follows: 300,000 shares of Common Stock on November 14, 2014, 300,000 shares of Common Stock on November 14, 2015, 600,000 shares of Common Stock on November 14, 2016, and 600,000 shares of Common Stock on November 14, 2017. This option has a five year term and an exercise price of $0.10 per share, which exceeded the closing price of one share of the Company’s Common Stock as quoted on the OTCBB on November 14, 2014. The fair value of the option granted was estimated on the date of the grant to be $117,000 using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 789%, risk-free interest rate: 0.07%, expected life in years: 5 based on the contract life of the option grant, and assumed dividend yield: 0%.

The Company recorded compensation expense pertaining to employee stock options in salaries, commission and related taxes of $83,403 and $93,834 for the years ended December 31, 2014 and 2013, respectively.

The value of equity compensation expense not yet expensed pertaining to unvested equity compensation was $162,503 as of December 31, 2014, which will be recognized over a weighted average 2.8 years in the future.

As of December 31, 2014, there were 30,000,000 shares of our common stock authorized to be issued under the 2010 Equity Compensation Plan, of which 22,271,980 shares of our common stock remain available for future stock option grants.

A summary of the Company’s outstanding stock options as of and for the years ended December 31, 2014 and 2013 are as follows:

	Number	Weighted		Weighted
	Of Shares	Average	Weighted	Average	Aggregate
	Underlying	Exercise	Average	Remaining	Intrinsic
	Options	Price	Fair Value	Contractual Life	Value (1)
				(in years)
Outstanding at December 31, 2012	6,180,000	$0.48	$0.34	1.99	$-

For the year ended December 31, 2013
Granted	400,000	0.10	0.10
Exercised	-	-	-
Expired	(680,000)	0.04	0.04

Outstanding at December 31, 2013	5,900,000	$0.51	$0.36	2.33	$-

For the year ended December 31, 2014
Granted	3,600,000	0.10	0.04
Exercised	-	-	-
Expired	(2,775,000)	0.10	0.10

Outstanding at December 31, 2014	6,725,000	$0.46	$0.30	1.66	$-

Outstanding and exercisable at December 31, 2014	3,612,500	$0.75	$0.51	1.07	$-

(1)	The aggregate intrinsic value is based on the $0.048 closing price as of December 31, 2014 for the Company’s Common Stock.

The following information applies to options outstanding at December 31, 2014:

Options Outstanding				Options Exercisable
Exercise Price	Number of Shares Underlying Options	Weighted Average Remaining ContractualLife	Exercise Price	Number Exercisable	Exercise Price

$0.065	250,000	0.5	$0.065	250,000	$0.065
0.100	3,750,000	2.4	0.100	637,500	0.100
0.111	1,500,000	0.6	0.111	1,500,000	0.111
1.000	750,000	0.9	1.000	750,000	1.000
3.500	75,000	1.3	3.500	75,000	3.500
$3.600	400,000	1.3	$3.600	400,000	$3.600
	6,725,000			3,612,500

Common Stock Warrants

2013

Effective with the March 14, 2013 expiration of the subscription rights for the Company’s rights offering the Company issued on March 14, 2013, five-year warrants to purchase in aggregate 120,000 shares of Common Stock at an exercise price of $0.15 per share. These warrants also include full ratchet anti-dilution adjustment provisions for issuances of securities below $0.15 per share of Common Stock through March 14, 2015, subject to customary exceptions. The Company determined these warrants did not qualify for a scope exception under ASC 815 as they were determined not to be indexed to the Company’s stock. See Note 12 – Fair Value Measurements – Warrant Liability.

The September 2013 Warrants provide that the holders thereof shall have the right at any time prior to the earlier of (i) ten business days’ after the Company has properly provided written notice to all such holders of a call event (as defined below in the Purchase Agreement) and (ii) November 20, 2017, to acquire up to a total of 5,000,000 shares of Common Stock of the Company upon the payment of $0.15 per Share (the “Exercise Price”). The Company also has the right, at any point after which the volume weighted average trading price per share of the Series B Preferred Stock for a minimum of 20 consecutive trading days is equal to at least eight times the Exercise Price per share, provided that certain other conditions have been satisfied, to call the outstanding September 2013 Warrants, in which case such September 2013 Warrants will expire if not exercised within ten business days thereafter. The September 2013 Warrants also include full ratchet anti-dilution adjustment provisions for issuances of securities below $0.15 per share of Common Stock until November 20, 2014, subject to customary exceptions. The Company determined the September 2013 Warrants did not qualify for a scope exception under ASC 815 as they were determined not to be indexed to the Company’s stock. See Note 12 – Fair Value Measurements – Warrant Liability.

A summary of the status of the Company’s outstanding stock warrants as of and for the years ended December 31, 2014 and 2013 are as follows:

		Weighted
	Common	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2012	92,020,447	$0.17

For the year ended December 31, 2013
Granted	5,120,000	0.15
Exercised	-	-
Expired	(25,000,000)	0.20
Outstanding and exercisable at December 31, 2013	72,140,447	$0.15

For the year ended December 31, 2014
Granted	-	-
Exercised	-	-
Expired	(26,666,667)	0.15
Outstanding and exercisable at December 31, 2014	45,473,780	$0.15

The following information applies to warrants outstanding at December 31, 2014:

Warrant Issue Date	Warrant Exercise Price		Warrant Expiration Date	Weighted Average Remaining Life			Anti-dilution Provision Expiration Date	Outstanding Common Stock Warrants

3/26/2010	$0.15		3/26/2015		0.2		expired	7,380,000
9/30/2010	0.15		9/30/2015		0.7		expired		18,000,010
11/29/2010	0.15		11/29/2015		0.9		expired		2,000,000
12/22/2010	0.15	12/22/2015		1.0		expired		7,973,780
11/20/2012	0.15		11/20/2017		2.9		expired		4,999,990
3/14/2013	0.15		3/14/2018		3.2		3/14/2015	120,000
9/12/2013	$0.15		11/20/2017		2.9		expired		5,000,000

									45,473,780

Outstanding warrants at December 31, 2014, have a weighted average remaining contractual life of 1.2 years.

The Company determined the warrants issued during 2010, 2011, 2012 and 2013 did not qualify for a scope exception under ASC 815 as they were determined not to be indexed to the Company’s stock as prescribed by ASC 815. See Note 11 Fair Value Measurements – Warrant Liability.

Series A Preferred Stock warrants

Outstanding preferred stock warrants to purchase the Company’s Series A Preferred Stock at December 31, 2014, have a remaining contractual life of 1.2 years. A summary of the status of the Company’s outstanding Series A Preferred Stock warrants as of and for the year ended December 31, 2014 are as follows:

Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2012	300,000	$4.00

For the year ended December 31, 2013
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2013	300,000	$4.00

For the year ended December 31, 2014
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding and exercisable at December 31, 2014	300,000	$4.00

Series B Preferred Stock Warrants

On May 22, 2014, the board of directors of the Company granted warrants to purchase 1,140,000 shares of Series B Preferred Stock at an exercise price equal to $3.00 per share (the “Series B Warrants”) to the directors of the Company. Messrs. Adamsky and Caldwell assigned their warrants to The Co-Investment Fund. The Series B Warrants are immediately exercisable, non-transferrable and expire on May 22, 2019.

The Company estimated the fair value of the Series B Warrants to be $1,664,400 as of the date of grant using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 769%, risk-free interest rate: 0.05%, expected life in years: 5, and assumed dividend yield: 0%. As of December 31, 2014, the Company recorded $1,664,400 as compensation, employee benefits and related taxes.

On May 22, 2014, the board of directors of the Company authorized the grant of a warrant to purchase 30,000 shares of the Company’s Series B Convertible Preferred Stock, with a par value of $0.001 per share, at an exercise price equal to $3.00 per share (the “IBC Warrant”) to either Mr. Alan Krigstein or to Independence Blue Cross (“IBC”) or its affiliate as designated by Mr. Krigstein subject to and effective on the date of Mr. Krigstein’s designation to the Company of the recipient of such warrant. Mr. Alan Krigstein, the executive vice president and chief financial officer of Independence Hospital Indemnity Plan, Inc. (formerly named Independence Blue Cross) and Independence Blue Cross, LLC (“IBC, LLC”), was subsequently elected as a director of the Company effective June 3, 2014. On August 14, 2014, the Company received Mr. Krigstein’s written notice designating the IBC Warrant to be issued to IBC, LLC. The Company granted the Warrant to IBC, LLC effective August 14, 2014. The IBC Warrant is immediately exercisable, non-transferrable and will expire on May 22, 2019.

The Company estimated the fair value of the IBC Warrant to be $30,000 as of the date of grant using the Black-Scholes option-pricing model based on the following assumptions: expected volatility: 768%, risk-free interest rate: 0.06%, expected life in years: 4.8, and assumed dividend yield: 0%. As of December 31, 2014, the Company recorded $30,000 as compensation, employee benefits and related taxes.

Outstanding Series B Warrants at December 31, 2014, have a remaining contractual life of 4.4 years. A summary of the status of the Company’s outstanding Series B Warrants as of and for the period ended December 31, 2014 are as follows:

Weighted
	Preferred	Average
	Stock	Exercise
	Warrants	Price

Outstanding and exercisable at December 31, 2013	-	$-

For the year ended December 31, 2014
Granted	1,170,000	3.00
Exercised
  -   -
Expired
  -   -
Outstanding and exercisable at December 31, 2014
  1,170,000  $3.00

Registration and Participation Rights

In connection with the Company’s acquisition of Atiam Technologies L. P., the Company and certain owners of Atiam Technologies L.P. entered into a registration rights agreement.

In connection with the Company’s 2008 private placement, the Company and the participating investors also entered into a Registration Rights Agreement (the “2008 Registration Rights Agreement”). Under the terms of the 2008 Registration Rights Agreement, the Company agreed to prepare and file with the SEC, a registration statement on Form S-1 covering the resale of the shares and the warrant shares, which was filed with the Commission on February 1, 2008 and declared effective by the Commission on April 22, 2008. Subject to limited exceptions, the Company also agreed to use its reasonable best efforts to keep the registration statement effective under the Securities Act until the date that all of the registrable securities covered by the registration statement have been sold or may be sold without volume restrictions pursuant to Rule 144(b)(i)) promulgated under the Securities Act. The 2008 Registration Rights Agreement also provides for payment of partial damages to the investors under certain circumstances relating to failure to file or obtain or maintain effectiveness of the registration statement, subject to adjustment.

In connection with the Company’s 2009 private placement, the Company and the investor also entered into a Registration Rights Agreement (the “2009 Registration Rights Agreement”). Under the terms of the 2009 Registration Rights Agreement, the Company agreed to prepare and file with the SEC, within 30 days following the receipt of a demand notice of a holder of registrable securities, a registration statement on Form S-1 covering the resale of the shares and the warrant shares. Subject to limited exceptions, the Company also agreed to use its reasonable best efforts to cause the registration statement to be declared effective under the Securities Act, and to use its reasonable best efforts to keep the registration statement effective under the Securities Act until the date that all of the registrable securities covered by the registration statement have been sold or may be sold without volume restrictions pursuant to Rule 144(b)(i) promulgated under the Securities Act. In addition, if the Company proposes to register any of its securities under the Securities Act in connection with the offering of such securities for cash, the Company shall, at such time, promptly give each holder of registrable securities notice of such intent, and such holders shall have the option to register their registrable securities on such additional registration statement. The 2009 Registration Rights Agreement also provides for payment of partial damages to the investor under certain circumstances relating to failure to file or obtain or maintain effectiveness of the Registration Statement, subject to adjustment.

In connection with the Company’s 2010 private placement, the Company and the participating investors also entered into a Registration Rights Agreement (the “2010 Registration Rights Agreement”), which provided the investors with demand and “piggyback” registration rights on substantially the same terms as the 2009 Registration Rights Agreement.

In connection with Co-Investment’s note conversion, the Company and Co-Investment also entered into a Registration Rights Agreement (the “December 2010 Registration Rights Agreement”), in substantially the same form as the 2010 Registration Rights Agreement.

In connection with the 2012 private placement, the Company and the participating investors also entered into a Registration Rights Agreement (the “2012 Registration Rights Agreement”), in substantially the same form as the 2010 Registration Rights Agreement.

In connection with the 2013 Private Placement, the Company and the participating investor also entered into a Registration Rights Agreement, in substantially the same form as the 2010 Registration Rights Agreement.

As of December 31, 2014, the Company has not received a demand notice in connection with the 2009 Registration Rights Agreement, the 2010 Registration Rights Agreement, the December 2010 Registration Rights Agreement, the 2012 Registration Rights Agreement or the 2013 Registration Rights Agreement. At December 31, 2014, the Company does not believe that it is probable that the Company will incur a penalty in connection with the Company’s registration rights agreements. Accordingly no liability was recorded as of December 31, 2014.